6. Stockholders' Equity (Details Narrative) - $ / shares	Dec. 31, 2018	Mar. 31, 2018
STOCKHOLDERS'DEFICIT:
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	450,000,000	450,000,000
Common Stock, shares issued	211,267,623	211,267,623